UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Income Opportunities Fund. The Fund had an April 30 fiscal year end.

Date of reporting period: January 31, 2014

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name			Shares	Value

Common Stocks : 0.25%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)			2,149	$0

Telecommunication Services : 0.25%

Diversified Telecommunication Services : 0.25%
Fairpoint Communications Incorporated †			134,376	1,721,357

Total Common Stocks (Cost $3,109,765)				1,721,357

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 108.14%

Consumer Discretionary : 22.16%

Auto Components : 2.21%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$8,015,000	8,656,200
Cooper Tire & Rubber Company	7.63	3-15-2027	4,305,000	4,175,850
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	162,375
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	761,250
United Rentals North America Incorporated	5.75	7-15-2018	1,560,000	1,667,250

				15,422,925

Distributors : 0.23%
LKQ Corporation 144A	4.75	5-15-2023	1,700,000	1,581,000

Diversified Consumer Services : 2.28%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	75,000	85,219
Service Corporation International	6.75	4-1-2016	1,250,000	1,362,500
Service Corporation International	7.00	6-15-2017	1,250,000	1,409,375
Service Corporation International	7.00	5-15-2019	1,125,000	1,198,125
Service Corporation International	7.50	4-1-2027	7,078,000	7,484,985
Service Corporation International	7.63	10-1-2018	1,100,000	1,267,750
Service Corporation International	8.00	11-15-2021	885,000	1,015,538
Sotheby’s 144A	5.25	10-1-2022	2,265,000	2,129,100

				15,952,592

Hotels, Restaurants & Leisure : 7.11%
Burger King Corporation	9.88	10-15-2018	1,600,000	1,760,000
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,425,650
DineEquity Incorporated	9.50	10-30-2018	8,475,000	9,269,531
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	12,887,000	13,273,610
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	1,475,000	1,519,250
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	320,000	331,200
Pinnacle Entertainment Incorporated	7.50	4-15-2021	6,257,000	6,781,024
Ruby Tuesday Incorporated	7.63	5-15-2020	3,405,000	3,081,525
Scientific Games Corporation	9.25	6-15-2019	1,130,000	1,200,625
Speedway Motorsports Incorporated	6.75	2-1-2019	980,000	1,038,800

				49,681,215

Household Durables : 0.19%
American Greetings Corporation	7.38	12-1-2021	950,000	954,750
Tempur Sealy International Incorporated	6.88	12-15-2020	325,000	355,469

				1,310,219

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Media : 8.67%
Allbritton Communications Company	8.00%	5-15-2018	$3,274,000	$3,452,760
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,465,875
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corporation 144A	5.25	2-15-2022	320,000	321,600
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corporation 144A	5.63	2-15-2024	35,000	35,263
CCO Holdings LLC	8.13	4-30-2020	686,000	746,025
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,688,938
CSC Holdings LLC	7.63	7-15-2018	1,145,000	1,308,163
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,889,250
CSC Holdings LLC	8.63	2-15-2019	635,000	742,950
DISH DBS Corporation	5.13	5-1-2020	575,000	575,000
DISH DBS Corporation	7.88	9-1-2019	2,260,000	2,579,225
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	3,880,000	4,122,500
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,276,000
EchoStar DBS Corporation	7.75	5-31-2015	650,000	703,625
Gray Television Incorporated	7.50	10-1-2020	8,635,000	9,217,863
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,856,400
Lamar Media Corporation	7.88	4-15-2018	4,090,000	4,289,388
LIN Television Corporation	6.38	1-15-2021	500,000	522,500
LIN Television Corporation	8.38	4-15-2018	3,475,000	3,657,438
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	330,000	358,050
Lynx I Corporation 144A	5.38	4-15-2021	605,000	606,513
Lynx II Corporation 144A	6.38	4-15-2023	605,000	617,100
National CineMedia LLC	6.00	4-15-2022	3,635,000	3,780,400
National CineMedia LLC	7.88	7-15-2021	1,150,000	1,267,875
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,746,925
Regal Cinemas Corporation	8.63	7-15-2019	6,665,000	7,123,219
Regal Entertainment Group	5.75	6-15-2023	665,000	655,025

				60,605,870

Specialty Retail : 1.47%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	737,300
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,985,000	2,153,725
Neiman Marcus Group Limited 144A	8.00	10-15-2021	340,000	356,150
Penske Auto Group Incorporated	5.75	10-1-2022	1,965,000	2,023,950
Rent-A-Center Incorporated	6.63	11-15-2020	2,765,000	2,806,475
Toys “R” Us Property Company II LLC	8.50	12-1-2017	2,200,000	2,233,000

				10,310,600

Consumer Staples : 0.47%

Food Products : 0.47%
Darling International Incorporated 144A	5.38	1-15-2022	295,000	297,213
Simmons Foods Incorporated 144A	10.50	11-1-2017	2,785,000	2,993,875

				3,291,088

Energy : 22.46%

Energy Equipment & Services : 6.29%
Bristow Group Incorporated	6.25	10-15-2022	5,830,000	6,150,650
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	475,000	522,500
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,825,000	1,948,188
Era Group Incorporated	7.75	12-15-2022	4,285,000	4,467,113
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	315,000	329,175
Gulfmark Offshore Incorporated	6.38	3-15-2022	7,628,000	7,685,210
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	4,395,000	4,274,138
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	840,000	867,300
NGPL PipeCo LLC 144A	7.77	12-15-2037	8,265,000	7,066,575
Oil States International Incorporated	6.50	6-1-2019	3,759,000	3,975,143
PHI Incorporated	8.63	10-15-2018	5,955,000	6,409,069
Pride International Incorporated	8.50	6-15-2019	210,000	269,413

				43,964,474

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels : 16.17%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corporation	6.00%	12-15-2020	$1,230,000	$1,263,825
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corporation 144A	6.13	3-1-2022	475,000	484,500
CVR Refining LLC/Coffeyville Finance Incorporated	6.50	11-1-2022	2,850,000	2,885,625
Denbury Resources Incorporated	4.63	7-15-2023	2,180,000	2,011,050
Denbury Resources Incorporated	6.38	8-15-2021	700,000	743,750
Denbury Resources Incorporated	8.25	2-15-2020	5,965,000	6,531,675
El Paso LLC	6.50	9-15-2020	1,155,000	1,241,615
El Paso LLC	7.00	6-15-2017	3,183,000	3,600,603
El Paso LLC	7.25	6-1-2018	3,149,000	3,603,564
El Paso LLC	7.42	2-15-2037	1,820,000	1,764,075
El Paso LLC	7.80	8-1-2031	3,050,000	3,166,486
Energy Transfer Equity LP	7.50	10-15-2020	5,950,000	6,701,188
Exterran Partners LP/EXLP Finance Corporation	6.00	4-1-2021	3,445,000	3,419,163
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	125,000	136,250
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	635,000	633,413
Northern Tier Energy LLC	7.13	11-15-2020	3,280,000	3,476,800
Petrohawk Energy Corporation	7.88	6-1-2015	2,045,000	2,085,266
Petrohawk Energy Corporation	10.50	8-1-2014	1,065,000	1,065,000
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,937,061
Plains Exploration & Production Company	8.63	10-15-2019	6,380,000	6,970,150
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	5,613,863
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	630,000	587,475
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	10,760,000	9,038,400
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,425,000	3,938,250
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	1,425,000	1,421,438
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	1,425,000	1,353,750
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	2,800,000	2,807,000
Sabine Pass LNG LP	6.50	11-1-2020	9,260,000	9,676,700
Sabine Pass LNG LP	7.50	11-30-2016	9,675,000	10,787,595
Semgroup LP 144A	7.50	6-15-2021	4,400,000	4,686,000
Suburban Propane Partners LP	7.38	3-15-2020	1,475,000	1,578,250
Suburban Propane Partners LP	7.38	8-1-2021	592,000	646,760
Suburban Propane Partners LP	7.50	10-1-2018	802,000	856,135
Tesoro Corporation	9.75	6-1-2019	2,185,000	2,343,413
Ultra Petroleum Corporation 144A	5.75	12-15-2018	1,875,000	1,940,625

				112,996,713

Financials : 18.45%

Commercial Banks : 1.65%
CIT Group Incorporated 144A	5.25	4-1-2014	1,205,000	1,213,435
CIT Group Incorporated	5.25	3-15-2018	875,000	931,875
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,369,625
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	6,950,000	7,027,110

				11,542,045

Consumer Finance : 9.62%
Ally Financial Incorporated	5.50	2-15-2017	1,325,000	1,429,344
Ally Financial Incorporated	6.75	12-1-2014	1,869,000	1,941,424
Ally Financial Incorporated	7.50	9-15-2020	1,930,000	2,267,750
Ally Financial Incorporated	8.00	3-15-2020	1,545,000	1,842,413
Ally Financial Incorporated	8.30	2-12-2015	8,820,000	9,382,275
BMC Software Finance Incorporated 144A	8.13	7-15-2021	1,025,000	1,058,313

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Credit Acceptance Corporation 144A	6.13%	2-15-2021	$680,000	$691,900
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	235,951
General Motors Financial Company Incorporated	6.75	6-1-2018	2,215,000	2,530,638
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	3,084,040	3,238,242
Nielsen Finance LLC	4.50	10-1-2020	200,000	197,500
Nielsen Finance LLC	7.75	10-15-2018	11,690,000	12,566,750
SLM Corporation	7.25	1-25-2022	1,600,000	1,696,000
SLM Corporation	8.00	3-25-2020	6,460,000	7,210,975
SLM Corporation	8.45	6-15-2018	3,110,000	3,603,713
Springleaf Finance Corporation	5.40	12-1-2015	2,650,000	2,782,500
Springleaf Finance Corporation	5.75	9-15-2016	2,325,000	2,464,500
Springleaf Finance Corporation	6.00	6-1-2020	3,800,000	3,800,000
Springleaf Finance Corporation	6.50	9-15-2017	550,000	589,875
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,592,875
Springleaf Finance Corporation	7.75	10-1-2021	100,000	108,250

				67,231,188

Diversified Financial Services : 2.62%
Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	7,430,000	7,420,713
MPH Intermediate Holding Company (PIK at 9.13%) 144A¥	8.38	8-1-2018	575,000	592,250
Neuberger Berman Group LLC 144A	5.63	3-15-2020	900,000	947,250
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,181,250
Nuveen Investments Incorporated	5.50	9-15-2015	6,830,000	6,932,450
Nuveen Investments Incorporated 144A	9.13	10-15-2017	1,220,000	1,250,500

				18,324,413

Insurance : 0.15%
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	995,000	1,047,238

Real Estate Management & Development : 1.29%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	5,260,000	5,470,400
Onex Corporation 144A	7.75	1-15-2021	3,480,000	3,571,350

				9,041,750

REITs : 3.12%
DuPont Fabros Technology LP	5.88	9-15-2021	7,670,000	7,957,625
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,645,000
Sabra Health Care LP/Sabra Capital Corporation	5.38	6-1-2023	1,425,000	1,389,375
Sabra Health Care LP/Sabra Capital Corporation	5.50	2-1-2021	1,035,000	1,050,525
The Geo Group Incorporated	5.13	4-1-2023	3,000,000	2,775,000
The Geo Group Incorporated 144A	5.88	1-15-2022	4,350,000	4,317,375
The Geo Group Incorporated	6.63	2-15-2021	605,000	639,788

				21,774,688

Health Care : 7.18%

Health Care Equipment & Supplies : 0.38%
Hologic Incorporated	6.25	8-1-2020	2,590,000	2,703,313

Health Care Providers & Services : 5.96%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corporation	6.00	10-15-2021	850,000	871,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corporation	7.75	2-15-2019	3,725,000	4,004,375
Capella Healthcare Incorporated	9.25	7-1-2017	1,455,000	1,556,850
Centene Corporation	5.75	6-1-2017	1,925,000	2,050,125
CHS/Community Health Systems Incorporated 144A	6.88	2-1-2022	2,200,000	2,255,000
CHS/Community Health Systems Incorporated 144A	5.13	8-1-2021	315,000	316,969
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,360,000	1,392,300
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	140,000	147,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,800,000	1,912,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	793,625

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
HCA Incorporated	5.88%	3-15-2022	$750,000	$789,375
HCA Incorporated	6.50	2-15-2020	5,675,000	6,256,688
HCA Incorporated	7.50	11-15-2095	1,350,000	1,167,750
HCA Incorporated	8.50	4-15-2019	975,000	1,028,138
HealthSouth Corporation	5.75	11-1-2024	150,000	148,500
HealthSouth Corporation	7.25	10-1-2018	608,000	646,000
HealthSouth Corporation	8.13	2-15-2020	820,000	893,800
MPT Operating Partnership LP	6.38	2-15-2022	1,780,000	1,837,850
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,381,375
Multiplan Incorporated 144A	9.88	9-1-2018	565,000	613,025
Select Medical Corporation	6.38	6-1-2021	4,880,000	4,898,300
Tenet Healthcare Corporation 144A	6.00	10-1-2020	2,600,000	2,736,500
Tenet Healthcare Corporation	8.13	4-1-2022	1,790,000	1,953,338

				41,650,633

Health Care Technology : 0.23%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) 144A¥	7.38	9-1-2018	1,550,000	1,602,313

Pharmaceuticals : 0.61%
Endo Finance Company 144A	5.75	1-15-2022	1,180,000	1,177,050
Pinnacle Incorporated 144A	9.50	10-1-2023	835,000	901,800
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	1,950,000	2,032,875
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	140,000	144,900

				4,256,625

Industrials : 6.37%

Aerospace & Defense : 0.30%
TransDigm Group Incorporated	7.75	12-15-2018	1,939,000	2,074,730

Airlines : 0.54%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,404,561
Aviation Capital Group Corporation 144A	7.13	10-15-2020	1,210,000	1,361,152

				3,765,713

Commercial Services & Supplies : 2.07%
ADT Corporation 144A	6.25	10-15-2021	1,210,000	1,251,080
Covanta Holding Corporation	6.38	10-1-2022	1,100,000	1,135,750
Interface Incorporated	7.63	12-1-2018	270,000	289,575
Iron Mountain Incorporated	5.75	8-15-2024	6,150,000	5,750,250
Iron Mountain Incorporated	6.00	8-15-2023	3,560,000	3,662,350
Iron Mountain Incorporated	8.38	8-15-2021	2,244,000	2,401,080

				14,490,085

Machinery : 0.24%
Columbus McKinnon Corporation	7.88	2-1-2019	1,575,000	1,701,000

Professional Services : 0.63%
Interactive Data Corporation	10.25	8-1-2018	4,005,000	4,405,500

Trading Companies & Distributors : 2.18%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	6,625,000	7,088,750
H&E Equipment Services Incorporated	7.00	9-1-2022	4,680,000	5,077,800
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,174,863

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors (continued)
International Lease Finance Corporation	8.63%	9-15-2015	$1,700,000	$1,878,500

				15,219,913

Transportation Infrastructure : 0.41%
Florida East Coast Railway Corporation	8.13	2-1-2017	1,465,000	1,528,728
Watco Companies LLC 144A	6.38	4-1-2023	1,380,000	1,366,200

				2,894,928

Information Technology : 7.54%

Communications Equipment : 0.64%
Avaya Incorporated	9.75	11-1-2015	1,150,000	1,144,250
CyrusOne LP	6.38	11-15-2022	500,000	516,250
Lucent Technologies Incorporated	6.45	3-15-2029	3,100,000	2,790,000

				4,450,500

Computers & Peripherals : 0.74%
NCR Corporation 144A	5.88	12-15-2021	380,000	394,250
NCR Corporation 144A	6.38	12-15-2023	4,600,000	4,784,000

				5,178,250

Electronic Equipment, Instruments & Components : 2.31%
CDW Financial Corporation	12.54	10-12-2017	171,000	179,123
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	15,967,760

				16,146,883

Internet Software & Services : 0.28%
Equinix Incorporated	7.00	7-15-2021	125,000	137,344
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	1,430,000	1,322,750
Sophia Holding Finance LP/Sophia Holding Finance Incorporated (PIK at 9.63%) 144A¥	9.63	12-1-2018	175,000	181,125
Verisign Incorporated	4.63	5-1-2023	290,000	277,675

				1,918,894

IT Services : 3.20%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,300,000	2,397,750
Audatex North America Incorporated 144A	6.13	11-1-2023	695,000	719,325
Fidelity National Information Services Incorporated	7.88	7-15-2020	3,200,000	3,473,069
First Data Corporation 144A	6.75	11-1-2020	1,525,000	1,605,063
First Data Corporation 144A	7.38	6-15-2019	1,325,000	1,414,438
First Data Corporation 144A	11.75	8-15-2021	3,505,000	3,601,388
First Data Corporation 144A	11.75	8-15-2021	420,000	431,550
SunGard Data Systems Incorporated	6.63	11-1-2019	355,000	371,863
SunGard Data Systems Incorporated	7.38	11-15-2018	7,230,000	7,663,800
SunGard Data Systems Incorporated	7.63	11-15-2020	650,000	714,188

				22,392,434

Software : 0.37%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,195,425
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	297,113
Nuance Communications Incorporated 144A	5.38	8-15-2020	1,130,000	1,104,575

				2,597,113

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials : 2.12%

Chemicals : 0.21%
Celanese US Holdings LLC	5.88%	6-15-2021	$440,000	$468,600
Chemtura Corporation	5.75	7-15-2021	950,000	969,000

				1,437,600

Containers & Packaging : 1.41%
Ball Corporation	5.75	5-15-2021	400,000	420,000
Crown Americas LLC	6.25	2-1-2021	515,000	556,200
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	300,000	331,500
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,130,063
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	979,290
Sealed Air Corporation 144A	6.88	7-15-2033	1,715,000	1,680,700
Sealed Air Corporation 144A	8.38	9-15-2021	2,240,000	2,559,200
Silgan Holdings Incorporated	5.00	4-1-2020	2,250,000	2,221,875

				9,878,828

Metals & Mining : 0.00%
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-2020	5,985,000	0

Paper & Forest Products : 0.50%
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,526,217

Telecommunication Services : 16.43%

Diversified Telecommunication Services : 7.40%
Citizens Communications Company	7.88	1-15-2027	4,205,000	4,099,875
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,252,250
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,751,875
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,118,750
GCI Incorporated	6.75	6-1-2021	4,145,000	4,020,650
GCI Incorporated	8.63	11-15-2019	8,750,000	9,318,750
Qwest Corporation	7.13	11-15-2043	1,810,000	1,727,907
Qwest Corporation	7.25	9-15-2025	2,755,000	3,017,386
Qwest Corporation	7.63	8-3-2021	440,000	468,600
Syniverse Holdings Incorporated	9.13	1-15-2019	8,545,000	9,324,731
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	7,515,000	7,439,850
Windstream Corporation	7.88	11-1-2017	5,380,000	6,146,650

				51,687,274

Wireless Telecommunication Services : 9.03%
Cricket Communications Incorporated	7.75	10-15-2020	3,835,000	4,352,725
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,346,631
Crown Castle International Corporation	7.13	11-1-2019	220,000	235,400
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	845,000	877,744
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,249,825
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	825,000	855,938
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,015,000	3,218,513
SBA Telecommunications Corporation	5.63	10-1-2019	270,000	278,438
SBA Telecommunications Corporation	5.75	7-15-2020	2,795,000	2,906,800
SBA Telecommunications Corporation	8.25	8-15-2019	93,000	99,510
Sprint Capital Corporation	6.88	11-15-2028	19,000,000	18,145,000
Sprint Capital Corporation	8.75	3-15-2032	3,390,000	3,669,675
Sprint Communications Incorporated	7.00	8-15-2020	2,880,000	3,103,200
Sprint Communications Incorporated 144A	9.00	11-15-2018	750,000	905,625
Sprint Communications Incorporated	11.50	11-15-2021	1,200,000	1,572,000
Sprint Corporation 144A	7.13	6-15-2024	1,585,000	1,592,925
Sprint Corporation 144A	7.25	9-15-2021	330,000	355,575

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Sprint Corporation 144A	7.88%	9-15-2023	$330,000	$352,275
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	143,150
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	278,913
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	142,975
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	291,156
T-Mobile USA Incorporated	6.63	4-28-2021	1,510,000	1,589,275
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,927,250
T-Mobile USA Incorporated	6.84	4-28-2023	1,575,000	1,643,906

				63,134,424

Utilities : 4.96%

Electric Utilities : 2.85%
Energy Future Holdings Corporation	10.00	12-1-2020	150,000	158,625
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	875,000	905,625
IPALCO Enterprises Incorporated	5.00	5-1-2018	2,050,000	2,162,750
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	3,783,000	4,151,843
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	7,560,525	7,787,340
Otter Tail Corporation (i)	9.00	12-15-2016	3,985,000	4,732,873

				19,899,056

Gas Utilities : 0.56%
AmeriGas Finance LLC	6.50	5-20-2021	75,000	80,063
AmeriGas Finance LLC	6.75	5-20-2020	1,675,000	1,829,938
AmeriGas Finance LLC	7.00	5-20-2022	1,840,000	2,001,000

				3,911,001

Independent Power Producers & Energy Traders : 1.55%
Calpine Corporation 144A	6.00	1-15-2022	715,000	740,025
NRG Energy Incorporated	8.50	6-15-2019	3,675,000	3,904,688
NSG Holdings LLC 144A	7.75	12-15-2025	3,640,000	3,849,300
Reliant Energy Incorporated	9.24	7-2-2017	1,621,527	1,605,312
Reliant Energy Incorporated	9.68	7-2-2026	780,000	756,600

				10,855,925

Total Corporate Bonds and Notes (Cost $729,246,522)				755,857,170

	Dividend yield		Shares

Preferred Stocks : 0.32%

Financials : 0.32%

Diversified Financial Services : 0.32%
GMAC Capital Trust I ±	7.42		81,784	2,239,246

Total Preferred Stocks (Cost $2,078,248)				2,239,246

	Interest rate		Principal

Term Loans : 14.12%
Advantage Sales & Marketing LLC	8.25	6-17-2018	$846,429	857,542
Alliance Laundry Systems LLC <	9.50	12-10-2019	3,722,755	3,762,328
Applied Systems Incorporated <	0.00	1-24-2022	535,000	547,038
Capital Automotive LP	6.00	4-30-2020	2,450,000	2,532,688
Capital Automotive LP	4.00	4-10-2019	5,083,398	5,117,660
CBAC Borrower LLC	8.25	7-2-2020	1,965,000	2,027,644
CCM Merger Incorporated	5.00	3-1-2017	4,590,185	4,653,300
Centaur LLC	8.75	2-20-2020	3,135,000	3,201,619
Dell Incorporated	4.50	4-29-2020	13,703,713	13,633,687

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Federal-Mogul Corporation	2.11%	12-27-2014	$2,000,071	$1,985,071
Federal-Mogul Corporation	2.11	12-27-2015	1,530,508	1,519,029
Focus Brands Incorporated	10.25	8-21-2018	4,124,203	4,201,531
Four Seasons Holdings Incorporated	6.25	12-24-2020	550,000	562,375
HHI Holdings LLC	5.00	10-5-2018	3,340,471	3,364,122
Learfield Communications Incorporated	8.75	10-9-2021	165,000	168,300
Level 3 Financing Incorporated	4.00	1-15-2020	5,750,000	5,784,730
LTS Buyer LLC	8.00	4-12-2021	53,763	54,771
nTelos Incorporated	5.75	11-9-2019	1,117,885	1,120,333
Philadelphia Energy Solutions LLC	6.25	4-4-2018	4,724,300	4,254,846
Sedgwick CMS Holdings Incorporated	8.00	12-12-2018	2,645,000	2,687,981
Spin Holdco Incorporated <	4.25	11-14-2019	2,780,375	2,803,536
Springleaf Finance Corporation	4.75	9-30-2019	775,000	783,858
Tallgrass Operations, LLC	4.25	11-13-2018	2,358,360	2,374,868
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	34,355,889	24,131,233
TWCC Holdings Corporation	7.00	6-26-2020	330,000	332,475
United Surgical Partners International Incorporated	4.75	4-3-2019	2,210,850	2,222,589
Vertafore Incorporated	9.75	10-29-2017	845,000	859,264
W3 Company	9.25	9-13-2020	488,775	493,663
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	2,635,088	2,644,969

Total Term Loans (Cost $107,051,935)				98,683,050

Yankee Corporate Bonds and Notes : 6.37%

Consumer Discretionary : 0.17%

Media : 0.17%
Videotron Limited	5.00	7-15-2022	745,000	730,100
Videotron Limited	6.38	12-15-2015	100,000	100,300
Videotron Limited	9.13	4-15-2018	349,000	364,705

				1,195,105

Energy : 0.26%

Oil, Gas & Consumable Fuels : 0.26%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	2,119,383	1,568,343
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	290,088	237,872

				1,806,215

Financials : 0.44%

Consumer Finance : 0.33%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	2,205,000	2,326,275

Diversified Financial Services : 0.11%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	719,250
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	1,540,000	15

				719,265

Health Care : 0.49%

Pharmaceuticals : 0.49%
VPII Escrow Corporation 144A	6.75	8-15-2018	1,120,000	1,227,800
VPII Escrow Corporation 144A	7.50	7-15-2021	1,995,000	2,221,931

				3,449,731

Portfolio of investments — January 31, 2014 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value

Information Technology : 0.78%

Computers & Peripherals : 0.78%
Seagate Technology HDD Holdings		6.80%	10-1-2016	$1,275,000	$1,434,375
Seagate Technology HDD Holdings		6.88	5-1-2020	1,860,000	2,004,150
Seagate Technology HDD Holdings		7.00	11-1-2021	1,805,000	1,996,781

					5,435,306

Materials : 0.83%

Metals & Mining : 0.59%
Novelis Incorporated		8.38	12-15-2017	1,100,000	1,174,250
Novelis Incorporated		8.75	12-15-2020	2,675,000	2,969,250

					4,143,500

Paper & Forest Products : 0.24%
Sappi Limited 144A		7.50	6-15-2032	2,155,000	1,686,288

Telecommunication Services : 3.40%

Diversified Telecommunication Services : 3.18%
Intelsat Bermuda Limited 144A		7.75	6-1-2021	1,985,000	2,128,913
Intelsat Bermuda Limited 144A		8.13	6-1-2023	890,000	963,425
Intelsat Jackson Holdings SA 144A		5.50	8-1-2023	5,000,000	4,775,000
Intelsat Jackson Holdings SA		6.63	12-15-2022	1,235,000	1,275,138
Intelsat Jackson Holdings SA		7.25	4-1-2019	5,760,000	6,192,000
Intelsat Jackson Holdings SA		7.25	10-15-2020	3,225,000	3,499,125
Intelsat Jackson Holdings SA		7.50	4-1-2021	2,214,000	2,438,168
Intelsat Jackson Holdings SA		8.50	11-1-2019	905,000	981,925

					22,253,694

Wireless Telecommunication Services : 0.22%
Telesat Canada Incorporated 144A		6.00	5-15-2017	1,475,000	1,530,313

Total Yankee Corporate Bonds and Notes (Cost $43,143,335)					44,545,692

		Yield		Shares

Short-Term Investments : 2.70%

Investment Companies : 2.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		18,858,313	18,858,313

Total Short-Term Investments (Cost $18,858,313)					18,858,313

Total investments in securities (Cost $903,488,118)*	131.90%				921,904,828

Other assets and liabilities, net	(31.90)				(222,956,176)

Total net assets	100.00%				$698,948,652

†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2014 (unaudited)

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded term loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for unfunded term loans.
*	Cost for federal income tax purposes is $911,469,096 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,108,125
Gross unrealized depreciation	(30,672,393)

Net unrealized appreciation	$10,435,732

Wells Fargo Advantage Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2014, the Fund had unfunded loan commitments of $1,783,400.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,721,357	$0	$0	$1,721,357

Preferred stocks	2,239,246	0	0	2,239,246

Corporate bonds and notes	0	755,857,170	0	755,857,170

Term loans	0	79,095,031	19,588,019	98,683,050

Yankee bonds corporate bonds and notes	0	44,545,692	0	44,545,692
Short-term investments
Investment companies	18,858,313	0	0	18,858,313

	$22,818,916	$879,497,893	$19,588,019	$921,904,828

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of April 30, 2013	$2,149	$20,331,214	$20,333,363
Accrued discounts (premiums)	0	5,806	5,806
Realized gains (losses)	0	(1,998)	(1,998)
Change in unrealized gains (losses)	(2,149)	(184,620)	(186,769)
Purchases	0	7,032,815	7,032,815
Sales	0	(4,682,845)	(4,682,845)
Transfers into Level 3	0	4,653,300	4,653,300
Transfers out of Level 3	0	(7,565,653)	(7,565,653)

Balance as of January 31, 2014	$0	$19,588,019	$19,588,019

Change in unrealized gains (losses) relating to securities still held at January 31, 2014	$(2,149)	$31,070	$28,921

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 26, 2014